Long-term debt - Schedule of Long-Term Debt (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Long-term debt
Long-term debt	$ 3,382,419,000	$ 3,241,618,000
Current portion	(298,010,000)	(388,159,000)
Long-term debt Non Current	3,084,409,000	2,853,459,000
Long Term Debt	3,382,419,000	3,241,618,000
Revolving Credit Facilities [Member]
Long-term debt
Long-term debt	1,301,920,000	2,268,841,000
Long Term Debt	1,301,920,000	2,268,841,000
Term Loan Credit Facilities [Member]
Long-term debt
Long-term debt	1,735,499,000	972,777,000
Long Term Debt	1,735,499,000	972,777,000
Senior Unsecured Notes [Member]
Long-term debt
Long-term debt	345,000,000
Long Term Debt	$ 345,000,000